Fair value measurement - Warrants (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 22, 2020
Public warrants
Fair value measurement of liabilities
Warrants outstanding				8,838,260
Private Placement Warrants
Fair value measurement of liabilities
Warrants outstanding	6,535,304	6,535,304
Initial recognition			$ 480
Mezz Warrants
Fair value measurement of liabilities
Warrants outstanding	3,187,500	3,187,500
Number of warrants issued	3,187,500
Initial recognition		$ 13,665